Financial risk management and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Derivative Financial Instruments
Derivatives
are recorded in the Group statement of financial position at fair value (
see
note 2
5
)
as
follows
:

Hedging instrument	Hedged risk	Hedge classification	2019 $m	2018 $m
Currency swaps	Foreign exchange	Cash flow hedge	(20)	7

Short-dated foreign exchange swaps	Foreign exchange	Net investment hedge	1	1

			(19)	8

Analysed as:

Non-current assets			—	7

Current assets			1	1
Non-current liabilities			(20)	—
			(19)	8

Summary of Interest and Foreign Exchange Risk Sensitivities

		2019 $m	2018 Restated $m	2017 a $m
Increase/(decrease) in profit before tax

Sterling: US dollar exchange rate	5¢ fall	4.0	4.1	4.0

Euro: US dollar exchange rate	5¢ fall	(2.6)	(2.4)	(2.1)

US dollar interest rates	1% increase	(1.6)	(0.9)	(2.9)

Sterling interest rates	1% increase	0.6	5.5	0.3

Decrease/(increase) in net liabilities

Sterling: US dollar exchange rate	5¢ fall	39.9	25.9	44.1

Euro: US dollar exchange rate	5¢ fall	24.1	23.8	(4.1)

Sterling: euro exchange rate	5¢ fall	33.0	31.9	—

Summary of Undiscounted Contractual Cash Flows of Financial Liabilities
The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. The payment profile of contingent purchase
consideration has been based on management’s forecasts and could in reality be different from expectations.

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2019

Non-derivative financial liabilities:

Bank overdrafts	87	—	—	—	87

Unsecured bank loans	125	—	—	—	125

£400m 3.875% bonds 2022	21	21	548	—	590

£300m 3.75% bonds 2025	15	15	45	411	486

£350m 2.125% bonds 2026	10	10	29	482	531

€500m 2.125% bonds 2027	12	12	36	597	657

Lease liabilities	97	116	193	3,451	3,857

Trade and other payables (excluding deferred and contingent purchase consideration)	567	1	1	1	570
Deferred and contingent purchase consideration	3	20	19	120	162

Derivative financial liabilities:

Forward foreign exchange contracts	(1)	—	—	—	(1)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	61	627	728

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(597)	(657)

	Less than 1 year Restated $m	Between 1 and 2 years Restated $m	Between 2 and 5 years Restated $m	More than 5 years Restated $m	Total Restated $m
31 December 2018

Non-derivative financial liabilities:

Bank overdrafts	104	—	—	—	104

£400m 3.875% bonds 2022	20	20	550	—	590

£300m 3.75% bonds 2025	14	14	43	412	483

£350m 2.125% bonds 2026	10	10	28	475	523

€500m 2.125% bonds 2027	6	12	37	621	676

Lease liabilities	93	93	226	3,479	3,891

Trade and other payables (excluding deferred and contingent purchase consideration)	609	—	1	—	610
Deferred and contingent purchase consideration	7	8	37	262	314

Derivative financial liabilities:

Forward foreign exchange contracts	(1)	—	—	—	(1)

Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	58	625	723

Currency swaps hedging €500m 2.125% bonds 2027 inflows	(6)	(12)	(37)	(621)	(676)